Certain Risks and Concentration (Major Customers) (Details) (Customer concentration risk [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CMCC [Member] USD ($)	Dec. 31, 2013 CMCC [Member] CNY	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2013 Total revenues [Member] CMCC [Member]	Dec. 31, 2012 Total revenues [Member] CMCC [Member]	Dec. 31, 2011 Total revenues [Member] CMCC [Member]	Dec. 31, 2013 Total revenues [Member] Other Customers [Member]	Dec. 31, 2012 Total revenues [Member] Other Customers [Member]	Dec. 31, 2013 Total accounts receivable [Member] Other Customers [Member]	Dec. 31, 2012 Total accounts receivable [Member] Other Customers [Member]
Concentration Risk [Line Items]
Revenues generated through and from CMCC	$ 71.0	429.6	434.8	447.3
Accounts receivable from CMCC	$ 12.1	73.1	58.5
Percentage of concentration risk					30.20%	39.10%	47.10%
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)								10.00%	10.00%	10.00%	10.00%